Stockholders’ Equity (Details) - USD ($)					1 Months Ended		3 Months Ended		12 Months Ended
		Oct. 26, 2023	Aug. 31, 2023	Feb. 28, 2022	Feb. 29, 2024	Jan. 31, 2024	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Feb. 07, 2024	Jul. 31, 2023
Stockholders’ Equity [Line Items]
Preferred stock shares authorized							10,000,000		10,000,000
Common stock shares authorized							300,000,000		300,000,000	300,000,000
Common stock, par value (in Dollars per share)							$ 0.0001		$ 0.0001	$ 0.0001
Shares of restricted common stock issued										338,121
Total recourse notes (in Dollars)										$ 164,116
Subscription receivable (in Dollars)							$ 165,629		$ 169,616	165,719
Restricted stock award liability (in Dollars)							154,630		$ 158,617	$ 162,747
Vesting of restricted common stock (in Dollars)							$ 41,303	$ 71,362
Weighted-average remaining term							1 year 18 days		1 year 3 months 18 days	2 years 3 months 18 days
Placement agent warrants were exercised					125,000
Purchase of shares							63,479
Stock-based compensation expense (in Dollars)							$ 4,255,432	93,943	$ 544,375	$ 195,056
Preferred stock shares issued				257,639
Preferred stock par value (in Dollars per share)							$ 0.0001		$ 0.0001
Per share (in Dollars per share)									$ 0.0001
Gross proceeds (in Dollars)				$ 999,999
Converted shares of common stock									7,978,616
Common stock shares issued							24,957,814		24,832,814	7,161,654
Predecessor shares converted						80,000,000
Shares of common stock									937,961
Private placement shares issued		143,531
Common stock gross proceeds (in Dollars)		$ 547,123
Common stock price per share (in Dollars per share)		$ 4
Common stock net proceeds (in Dollars)		$ 529,127
Restricted common stock value (in Dollars)								$ 2,234	$ 9,838	$ (161,469)
Subscription receivable balance (in Dollars)										$ 162,747
Restricted stock issued									158,617	162,747
Common stock vesting requirements									6,842,490
Remained unvested									2,877,761
Shares remained unvested									1 year 7 months 6 days
Vesting of restricted common stock (in Dollars)									$ 263,893	$ 141,446
Repurchased restricted stock awards									319,118	287,591
Exercise price of per share (in Dollars per share)									$ 0.001
Warrants issued									250,000
Volatility rate									75.00%	79.10%
Risk-free interest rate										2.98%
Warrant [Member]
Stockholders’ Equity [Line Items]
Common stock warrants exercised					125,000
Common stock warrants exercised proceeds (in Dollars)					$ 5,832
Private placement offering for gross proceeds (in Dollars)					$ 5,832
Warrants purchase									1,090,272
Purchase of common stock percentage									8.00%
Exercise price of per share (in Dollars per share)									$ 2.67
Warrants issued									468,971
Common stock fair value (in Dollars per share)									$ 4
Exercise price (in Dollars per share)									$ 3.2
Warrants term									5 years
Volatility rate									75.00%
Risk-free interest rate									4.18%
Total discount (in Dollars)									$ 991,000
Weighted-average remaining term									3 years 2 months 12 days
Restricted Stock [Member]
Stockholders’ Equity [Line Items]
Weighted-average remaining term							7 years 8 months 26 days
Magna Warrant [Member]
Stockholders’ Equity [Line Items]
Purchase of shares											2,145,000
Exercise price per share (in Dollars per share)											$ 0.01
Warrants (in Dollars)							$ 8,566,184
Stock-based compensation expense (in Dollars)							$ 4,182,543
Common Stock [Member]
Stockholders’ Equity [Line Items]
Repurchased restricted stock awards								(238,625)	(319,118)	(287,591)
Predecessor shares converted									4,372,601
Private placement shares issued									143,531
Restricted common stock shares								2,820	11,194	2,820
Restricted common stock value (in Dollars)
SAFE [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Predecessor shares converted									4,372,601
Patricia’s Common Stock [Member] | Warrant [Member]
Stockholders’ Equity [Line Items]
Warrants purchase									13,911
Investors [Member] | Warrant [Member]
Stockholders’ Equity [Line Items]
Exercise price of per share (in Dollars per share)									$ 3.2
Bridge Brokers [Member] | Warrant [Member]
Stockholders’ Equity [Line Items]
Warrants issued									74,662
Restricted Stock [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Repurchased restricted stock awards							0	(238,625)
Restricted Stock [Member]
Stockholders’ Equity [Line Items]
Subscription receivable (in Dollars)							$ 165,629			165,719
Restricted stock award liability (in Dollars)							$ 154,630		$ 162,747	$ 165,719
Restricted common stock shares									11,194	2,820
Restricted common stock value (in Dollars)									$ 13,735	$ 4,250
Subscription receivable balance (in Dollars)									$ 169,616
Repurchased restricted stock awards									638,000
Convertible Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock shares issued									10,090,150
Series Seed Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock shares authorized	[1]								4,008,079	4,008,079
Preferred stock shares issued									0	3,091,672
Preferred stock par value (in Dollars per share)				$ 3.88					$ 0.0001	$ 0.0001
Series Seed Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock shares issued									4,008,079
Series Seed-1 Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock shares authorized	[1]								3,037,227	3,037,227
Preferred stock shares issued									0	2,440,411
Preferred stock par value (in Dollars per share)									$ 0.0001	$ 0.0001
Series Seed-1 Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock shares issued									3,037,227
Series Seed-2 Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock shares authorized	[1]								2,599,497	2,599,497
Preferred stock shares issued									0	2,088,696
Preferred stock par value (in Dollars per share)									$ 0.0001	$ 0.0001
Series Seed-2 Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock shares issued									2,599,497
Series Seed Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock shares authorized	[1]								445,347	445,347
Preferred stock shares issued									0	357,836
Preferred stock par value (in Dollars per share)									$ 0.0001	$ 0.0001
Series Seed Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock shares issued									445,347
Preferred stock par value (in Dollars per share)									$ 0.0001
Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock shares authorized									10,000,000
Preferred Stock [Member] | Warrant [Member]
Stockholders’ Equity [Line Items]
Warrants purchase									160,323
Preferred Stock [Member] | Patricia’s Common Stock [Member] | Warrant [Member]
Stockholders’ Equity [Line Items]
Warrants purchase									128,819
Serve Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Converted shares of common stock												7,978,616
Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock shares authorized									300,000,000
Common stock, par value (in Dollars per share)									$ 0.0001
Predecessor shares converted									4,372,601
Common Stock [Member] | Warrant [Member]
Stockholders’ Equity [Line Items]
Warrants purchase									17,314
Purchase of common stock percentage									50.00%
Exercise price of per share (in Dollars per share)									$ 3.2
Common Stock [Member] | Patricia [Member]
Stockholders’ Equity [Line Items]
Predecessor shares converted									1,500,000
Private Placement [Member]
Stockholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)			$ 4						$ 4
Private placement offering for gross proceeds (in Dollars)			$ 1,031,048						$ 11,129,512
Common stock shares issued			257,762						2,782,378
Private Placement [Member] | Warrant [Member]
Stockholders’ Equity [Line Items]
Warrants purchase									403,909
Exercise price of per share (in Dollars per share)									$ 4
Warrants issued									153,909

[1]	The authorized shares of preferred stock in the consolidated balance sheets above reflect the historical authorized shares of Serve. Upon the Merger, shares issued and outstanding have been retroactively restated to reflect the exchange ratio of 0.8035 as described in Note 4.